Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Schedule of property and equipment

	December 31,	December 31,
	2022	2021
Lab equipment	$18,060,058	$3,178,855
Leasehold improvements	2,486,329	22,563
Construction-in-process	2,053,335	309,620
Computers	502,084	85,071
Furniture and fixtures	245,770	66,106
Vehicles	44,562	—
Total	23,392,138	3,662,215
Accumulated depreciation	(2,953,617)	(1,503,736)
Property and equipment, net	$20,438,521	$2,158,479